Annual Fund Operating Expenses - First Trust Dorsey Wright Momentum and Low Volatility ETF - First Trust Dorsey Wright Momentum and Low Volatility ETF	Feb. 01, 2021
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%